Accounting Principles (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Depreciation Periods

The depreciation periods used are the following:

PROPERTY, PLANT, AND EQUIPMENT ITEM	DEPRECIATION PERIOD
Fixtures and improvements in structures	9 years
Research and development / production tools	5 years
Research equipment and technical facilities	5 years
Computer equipment	3 years
Office equipment and furniture	5 years